Trade receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade receivables
25. Trade receivables
The following table provides a breakdown for trade receivables:

(Euro thousands)	At December 31,
	2021	2020
Trade receivables	167,003	147,546
Loss allowance	(6,643)	(8,717)

Total trade receivables	160,360	138,829
The following table provides a breakdown for the loss allowance relating to trade receivables:

(Euro thousands)	Loss allowance
At January 1, 2020	(5,635)
Provisions	(3,636)
Utilizations	96
Exchange differences and other	458

At December 31, 2020	(8,717)
Provisions	(496)
Utilizations	71
Releases	923
Disposition	207
Exchange differences and other	1,369

At December 31, 2021	(6,643)
Provisions for the year ended December 31, 2020 include amounts provisioned as a result of the effects of the
COVID-19
pandemic on the collection of certain receivables.
The Group applies the simplified approach available under IFRS 9 to always measure the loss allowance for trade receivables at an amount equal to lifetime expected credit losses. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.
The Group has recognized a loss allowance of 100
%
against all receivables with
non-related
parties that are greater than 180 days past due because historical experience has indicated that these receivables are generally not recoverable. The Group generally writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery (e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings) or when the trade receivables are over two years past due, whichever occurs earlier. None of the trade receivables that have been written off are subject to enforcement activities.
The following table shows trade receivables by geographic area:

(Euro thousands)	For the years ended December 31,
	2021	2020
EMEA (1)	62,412	51,102
of which Italy	32,089	28,847
North America (2)	18,061	28,940
of which United States	16,883	27,329
Latin America (3)	4,437	1,436
APAC (4)	75,450	57,351
of which Greater China Region	54,978	42,830

Total trade receivables	160,360	138,829

(1)	EMEA includes Europe, the Middle East and Africa.
(2)	North America includes the United States of America and Canada.
(3)	Latin America includes Mexico, Brazil and other Central and South American countries.
(4)	APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.